Parent-Only Financial Statements	12 Months Ended
Dec. 31, 2023
Parent-Only Financial Statements [Abstract]
Parent-only financial statements
20.	Parent-only financial statements

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividend to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

Basis of presentation

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents condensed financial information of the parent company:

CONDENSED BALANCE SHEETS

	As of December 31,
	2022	2023
	RMB	RMB	US$
ASSETS/(LIABILITIES)
Cash and cash equivalents	25,769	1,205,993	170,273
Prepayments	—	13,776	1,945
Due from intercompany	380,321,338	456,041,568	64,388,096
Investment in subsidiaries	(215,932,707)	(471,994,335)	(66,640,453)
TOTAL ASSETS (LIABILITIES)	164,414,400	(14,732,998)	(2,080,139)
SHAREHOLDERS’ EQUITY (DEFICIT)
Shareholders’ equity (deficit):
Class A ordinary shares ($0.0002 par value; 121,410,923 shares authorized; 27,159,258 and 41,927,302 shares issued as of December 31, 2022 and 2023, respectively; 27,159,258 and 37,242,359 shares outstanding as of December 31, 2022 and 2023, respectively)*	35,425	50,106	7,074
Class B ordinary shares ($0.0002 par value; 28,589,078 shares authorized; 28,589,078 shares issued and outstanding as of December 31, 2022 and 2023)*	36,894	36,894	5,209
Additional paid-in capital	354,803,564	428,310,028	60,472,705
Accumulated deficit	(199,207,921)	(452,031,693)	(63,821,945)
Statutory reserves	6,647,109	6,647,109	938,499
Accumulated other comprehensive income	2,099,329	2,254,558	318,319
TOTAL NANO LABS LTD SHAREHOLDERS’ EQUITY (DEFICIT)	164,414,400	(14,732,998)	(2,080,139)

*	After giving effect of the reverse stock split, see Note 1.

CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net revenues	—	—	—	—
Operating expenses:
Selling and marketing expenses	980	—	—	—
General and administrative expenses	306,775	5,822,906	471,664	66,594
Total operating expenses	307,755	5,822,906	471,664	66,594
Loss from operations	(307,755)	(5,822,906)	(471,664)	(66,594)
Finance income	—	66,144	110,971	15,668
Investment income	—	53,809	—	—
Income (loss) from investment in subsidiaries	(174,636,729)	36,821,839	(252,463,079)	(35,645,033)
Net income (loss) attributable to Nano Labs Ltd	(174,944,484)	31,118,886	(252,823,772)	(35,695,959)
Comprehensive income (loss):
Net income (loss)	(174,944,484)	31,118,886	(252,823,772)	(35,695,959)
Other comprehensive income (loss)
Foreign currency translation adjustment	(2,467,327)	4,566,656	155,229	21,917
Total comprehensive income (loss) attributable to Nano Labs Ltd	(177,411,811)	35,685,542	(252,668,543)	(35,674,042)

CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
Net cash provided by (used in) operating activities	(535,017)	3,911,561	344,012	48,571
Net cash used in investing activities	(201,554,446)	(155,900,936)	(68,918,960)	(9,730,605)
Net cash provided by financing activities	201,251,124	144,043,186	72,802,734	10,278,952
Effect of exchange rate changes on cash and cash equivalents	926,910	7,883,387	(3,047,562)	(430,284)
Net increase (decrease) in cash and cash equivalents	88,571	(62,802)	1,180,224	166,634
Cash and cash equivalents at beginning of the year	—	88,571	25,769	3,639
Cash and cash equivalents at end of the year	88,571	25,769	1,205,993	170,273